Dec. 17, 2019
PIMCO Funds

Supplement Dated December 17, 2019 to the Credit Bond Funds Prospectus
dated July 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO High Yield Fund and the
PIMCO High Yield Spectrum Fund (the "Funds")

This supplement supersedes and replaces the supplement filed for the Funds on November 8, 2019.
PIMCO High Yield Fund
Effective January 31, 2020, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.
PIMCO High Yield Spectrum Fund
Effective January 31, 2020, the first four sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2019 was 3.26 years.